INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
INCOME TAXES [Abstract]
Income tax benefits	$ 550	$ 1,997
Effective tax rates (as a percent)	2.60%	12.60%